COMMON SHARE CAPITAL - Repurchase and cancellation of common shares (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Jul. 28, 2021	Jul. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding		1,244,332,772			1,258,320,461
Repurchase and cancellation of shares (in shares)		17,608,678
Number of shares outstanding	$ 1.6
Common share capital
Disclosure of classes of share capital [line items]
Maximum number of shares authorized			63,096,676
Number of shares outstanding		1,244,333,000		1,261,933,539	1,258,320,000	1,253,766,000
Percentage of issued and outstanding common shares			5.00%
Repurchase and cancellation of shares (in shares)		17,608,000
Amount of shares repurchased and cancellation		$ 100.2
Average price of shares repurchased		$ 5.69
Repurchase and cancellation of shares		$ 62.9